Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes Tables
Provision (benefit) for income taxes

The provision (benefit) for income taxes for the periods ended December 31, 2012 and 2012 were as follows (assuming a 15% effective tax rate):

	2012	2011
Current Tax Provision:
Federal-
Taxable income	$-	$-

Total current tax provision	$-	$-

Deferred Tax Provision:
Federal-
Loss carryforwards	$6,580	$241
Change in valuation allowance	(6,580)	(241)

Total deferred tax provision	$-	$-

Deferred income tax assets

The Company had deferred income tax assets as of December 31, 2012 and 2011 as follows:

	2012	2011

Loss carryforwards	$6,820	$241
Less - Valuation allowance	(6,820)	(241)

Total net deferred tax assets	$-	$-